Subordinated liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Subordinated liabilities [abstract]
Schedule of subordinated liabilities detail, by currency of issue
The detail, by currency of issue, of Subordinated liabilities, deposits and marketable debt securities, in the consolidated balance sheets is as follows:

	EUR million			2024
	2024	2023	2022	Outstanding issue amount in foreign currency (million)	Annual interest rate (%)
Currency of issue
Euro	14,999	13,684	12,940	14,999	4.11%
US dollar	13,425	11,300	8,438	13,948	6.27%
Pound sterling	1,409	1,353	1,358	1,169	4.30%
Brazilian real	3,600	2,518	1,127	23,139	14.01%
Other currencies	2,380	2,057	2,063
Balance at end of year	35,813	30,912	25,926

Schedule of changes in subordinated liabilities
The movement in the balance of subordinated liabilities in the last three years were as follows:

EUR million
	2024	2023	2022
Balance at beginning of year	30,912	25,926	26,196
Net inclusion of entities in the Group	—	(40)	—
IssuancesA	7,001	7,007	119
Of which:
Banco Santander, S.A.	5,625	5,610	—
Banco Santander (Brasil) S.A.	1,338	1,112	—
Banque Stellantis France	25	150	—
Banco Santander - Chile	—	—	113
Redemptions and repurchasesA	(2,572)	(1,781)	(1,040)
Of which:
Banco Santander, S.A.	(2,433)	(1,000)	(889)
Santander Bank Polska S.A.	(100)	—	—
Santander UK plc	—	(702)	(98)
Banque Stellantis France	—	(78)	—
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México	—	—	(52)
Exchange differences and other movements	472	(200)	651
Balance at end of year	35,813	30,912	25,926
A.The balance relating to issuances, redemptions and repurchases (EUR 4,429 million), together with the interest paid in remuneration of these issuances including PPCC (EUR 1,524 million), is included in the cash flow from financing activities.